Condensed Financial Information of the Parent Company (Details) - Schedule of parent company balance sheets - Parent [Member] - USD ($)	Jun. 30, 2020	Jun. 30, 2019
ASSETS
Investment in subsidiaries and VIEs	$ 32,762,819	$ 28,215,237
Total assets	32,762,819	28,215,237
Total liabilities
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized; 28,000,000 shares issued and outstanding	2,800	2,800
Additional paid-in capital	3,667,957	3,932,786
Retained earnings	31,059,450	25,409,999
Accumulated other comprehensive loss	(1,967,388)	(1,130,348)
Total equity of the Company’s shareholders	32,762,819	28,215,237
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 32,762,819	$ 28,215,237